Other Long-Term Assets	12 Months Ended
Dec. 31, 2021
Disclosure of other non-current assets [text block] [Abstract]
OTHER LONG-TERM ASSETS

15. OTHER LONG-TERM ASSETS

As at December 31,	2021	2020
Prepaid expenses	$336	$452
Deferred charges (Note 13)	511	775
Pension benefits (Note 32)	30,105	—
Other	302	277
Other long-term assets	$31,254	$1,504